Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2023
Document Effective Date	Sep. 30, 2023
Prospectus Date	Sep. 30, 2023
SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	SLCAX
SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SCPAX
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus:
Trading Symbol	LCIAX
SIIT S&P 500 Index Fund | SIIT S&P 500 Index Fund - Class A
Prospectus:
Trading Symbol	SPINX
SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Prospectus:
Trading Symbol	SMXAX
SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus:
Trading Symbol	SLPAX
SIIT Small Cap II Fund | SIIT Small Cap II Fund - Class A
Prospectus:
Trading Symbol	SECAX
SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SSMAX
SIIT U.S. Equity Factor Allocation Fund | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus:
Trading Symbol	SEHAX
SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus:
Trading Symbol	SVYAX
SIIT Global Managed Volatility Fund | SIIT Global Managed Volatility Fund - Class A
Prospectus:
Trading Symbol	SGMAX
SIIT World Select Equity Fund | SIIT World Select Equity Fund - Class A
Prospectus:
Trading Symbol	SWSAX
SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus:
Trading Symbol	WEUSX
SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus:
Trading Symbol	SSEAX
SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SMQFX
SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus:
Trading Symbol	ENIAX
SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Prospectus:
Trading Symbol	SCOAX
SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus:
Trading Symbol	SGYAX
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus:
Trading Symbol	LDRAX
SIIT Long Duration Credit Fund | SIIT Long Duration Credit Fund - Class A
Prospectus:
Trading Symbol	SLDAX
SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus:
Trading Symbol	SUSAX
SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus:
Trading Symbol	SEDAX
SIIT Real Return Fund | SIIT Real Return Fund - Class A
Prospectus:
Trading Symbol	RRPAX
SIIT Limited Duration Bond Fund | SIIT Limited Duration Bond Fund - Class A
Prospectus:
Trading Symbol	SLDBX
SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus:
Trading Symbol	SIDCX
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus:
Trading Symbol	SDLAX
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus:
Trading Symbol	SEIAX